Fees and Commissions (Details) - Schedule of fees and commission - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income
Fees and commissions for lines of credits and overdrafts	$ 7,602	$ 7,428	$ 10,315
Fees and commissions for guarantees and letters of credit	39,010	36,277	35,039
Fees and commissions for card services	273,641	196,308	225,702
Fees and commissions for management of accounts	39,581	34,825	35,949
Fees and commissions for collections and payments	26,871	23,242	33,355
Fees and commissions for intermediation and management of securities	10,750	11,272	10,154
Insurance brokerage fees	43,898	39,764	49,664
Office banking	17,823	15,119	13,655
Fees for other services rendered	49,178	44,072	47,331
Other fees earned	70,250	42,855	37,494
Total	578,604	451,162	498,658
Fee and commission expense
Compensation for card operation	(168,077)	(123,011)	(171,513)
Fees and commissions for securities transactions	(4,860)	(896)	(1,001)
Office banking	(2,115)	(2,078)	(1,860)
Interbank services	(34,143)	(24,957)	(19,839)
Other fees	(36,658)	(32,942)	(17,359)
Total	(245,853)	(183,884)	(211,572)
Net fees and commissions income	$ 332,751	$ 267,278	$ 287,086